Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000007429
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	12.37%	8.31%
C000007431
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%	12.73%	8.24%
Without Sales Load [Member] | C000199761
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%	13.94%	9.24%
Without Sales Load [Member] | C000007433
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	13.30%	8.60%
Without Sales Load [Member] | C000007432
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	13.87%	9.20%
Without Sales Load [Member] | C000007429
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%	13.59%	8.90%
Without Sales Load [Member] | C000007431
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	12.73%	8.24%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	13.65%	9.99%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	13.65%	9.99%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	13.65%	9.99%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	13.65%	9.99%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	13.65%	9.99%